Organization and Principal Activities (Details) - Schedule of assets and liabilities of the VIEs - Variable Interest Entity [Member] - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	¥ 10,264	¥ 61,535
Contract assets	3,845	5,323
Accounts receivable	43,009	44,118
Other contract costs	15,066	31,869
Prepayments and other current assets	44,218	39,716
Amounts due from related parties	7,337	7,265
Digital assets	6,030
Prepaid income tax	8,386	13,267
Total current assets	138,155	203,093
Non-current assets
Restricted cash	13,134	8,840
Other contract costs	21,330	11,149
Equity method investments	39,583	24,403
Property and equipment, net	16,244	85,290
Operating lease right-of-use assets	60,354	105,551
Intangible assets, net	6,799	13,721
Deferred tax assets	37,283	25,991
Goodwill	192,962	192,962
Long-term prepayments and other non-current assets	19,973	26,015
Total non-current assets	407,662	493,922
Total assets	545,817	697,015
Current liabilities
Accounts payable	11,696	15,881
Bank loans		6,000
Deferred revenue	167,402	213,006
Salary and welfare payable	18,857	26,075
Financial liabilities from contracts with customers	267,796	337,932
Accrued expenses and other payables	44,172	7,733
Current operating lease liabilities	21,307	35,817
Income taxes payable	796	195
Amounts due to related parties	670,236	685,287
Total current liabilities	1,202,262	1,327,926
Non-current liabilities
Deferred revenue	30,852	35,546
Deferred tax liabilities	99	4,433
Operating lease liabilities	29,885	34,137
Non-current tax payable	30,000	59,824
Total non-current liabilities	90,836	133,940
Total liabilities	¥ 1,293,098	¥ 1,461,866